CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Capital Stock	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	(Accumulated Deficit) / Retained Earnings
BALANCE, value, at Dec. 31, 2010	$ (3,822)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,822)
BALANCE, shares, at Dec. 31, 2010		100	0	0
Cancellation of capital stock		(100)
Issuance of common shares, net of issuance costs, value	176,338,010		160,000		176,178,010
Issuance of common shares, net of issuance costs, shares			16,000,000
Share-based compensation, value	322,103		3,170		318,933
Share-based compensation, shares			317,000
Total comprehensive income	12,953,386						12,953,386
Dividends paid on common shares ($0.45 per share in 2011, $1.08 per share in 2012, and $0.52 per share in 2013)	(7,248,600)						(7,248,600)
BALANCE, value, at Dec. 31, 2011	182,361,077	0	163,170	0	176,496,943	0	5,700,964
BALANCE, shares, at Dec. 31, 2011		0	16,317,000	0
Issuance of preferred stock, net of issuance costs, value	38,395,557			13,333	38,382,224
Issuance of preferred stock, net of issuance costs, shares				1,333,333
Issuance of common shares, net of issuance costs, value	28,049,374		42,857		28,006,517
Issuance of common shares, net of issuance costs, shares			4,285,715
Redemption of preferred stock, value	(20,779,230)			(6,926)	(19,009,793)		(1,762,511)
Redemption of preferred stock, shares				(692,641)
Share-based compensation, value	1,225,276		3,240		1,222,036
Share-based compensation, shares			324,000
Total comprehensive income	12,524,268					(651,896)	13,176,164
Dividends paid on common shares ($0.45 per share in 2011, $1.08 per share in 2012, and $0.52 per share in 2013)	(19,758,523)				(6,287,479)		(13,471,044)
Dividends on preferred shares	(1,238,516)						(1,238,516)
BALANCE, value, at Dec. 31, 2012	220,779,283	0	209,267	6,407	218,810,448	(651,896)	2,405,057
BALANCE, shares, at Dec. 31, 2012		0	20,926,715	640,692
Issuance of preferred stock, net of issuance costs, value	20,501,001			9,163	20,491,838
Issuance of preferred stock, net of issuance costs, shares				916,333
Issuance of common shares, net of issuance costs, value	19,942,163		40,000		19,902,163
Issuance of common shares, net of issuance costs, shares			4,000,000
Redemption of preferred stock, value	(19,653,227)			(6,407)	(17,584,032)		(2,062,788)
Redemption of preferred stock, shares				(640,692)
Share-based compensation, value	2,066,688		3,650		2,063,038
Share-based compensation, shares			365,000
Total comprehensive income	15,875,404					567,746	15,307,658
Dividends paid on common shares ($0.45 per share in 2011, $1.08 per share in 2012, and $0.52 per share in 2013)	(12,979,572)				(4,767,892)		(8,211,680)
Dividends on preferred shares	(1,812,371)						(1,812,371)
BALANCE, value, at Dec. 31, 2013	$ 244,719,369	$ 0	$ 252,917	$ 9,163	$ 238,915,563	$ (84,150)	$ 5,625,876
BALANCE, shares, at Dec. 31, 2013		0	25,291,715	916,333